Schedule of inventories (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Raw materials	$ 17,368	$ 64,184
Finished goods	422,826
Inventories	$ 440,194	$ 64,184